Provision for Taxes on Income (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended																	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012		Sep. 30, 2012		Jul. 01, 2012		Apr. 01, 2012		Dec. 31, 2011		Oct. 02, 2011		Jul. 03, 2011		Apr. 03, 2011		Jun. 30, 2013	Jul. 01, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Taxes [Line Items]
Provision for taxes on income	$ 59	$ 84	[1]	$ 52	[1]	$ 79	[1]	$ 59	[1]	$ 20	[1]	$ 53	[1]	$ 38	[1]	$ 35	[1]	$ 111	$ 138	$ 274	[2],[3],[4],[5]	$ 146	[2],[3],[4],[5],[6]	$ 67	[2],[3],[4],[5],[6]
United States
Income Taxes [Line Items]
Current federal income taxes																				132		(3)		(22)
Current state and local income taxes																				5		(1)		(3)
Deferred federal income taxes																				(7)		(19)		(11)
Deferred state and local income taxes																				11		(3)		(8)
Total U.S. tax provision/(benefit)																				141		(26)		(44)
International
Income Taxes [Line Items]
Current income taxes																				211		85		160
Deferred income taxes																				(78)		87		(49)
Total international tax provision																				$ 133		$ 172		$ 111

[1]	The income tax provision in the combined statements of income has been calculated as if Zoetis filed a separate tax return. The tax rate for the fourth quarter of 2012 includes tax costs related to uncertain tax positions, substantially all of which will remain with Pfizer, and to a lesser extent, tax costs associated with repatriation decisions among others. See Notes to Combined Financial Statements-Note 19D. Subsequent Events-Agreements with Pfizer.
[2]	In 2012, the Provision for taxes on income reflects the following: • U.S. tax benefits of approximately $29.3 million, representing tax and interest, resulting from a multi-year settlement with the U.S. Internal Revenue Service with respect to audits for the years 2006 through 2008, and international tax benefits of approximately $2.7 million, representing tax and interest, resulting from the resolution of certain tax positions pertaining to prior years with various foreign tax authorities and from the expiration of certain statutes of limitations; • U.S. tax expense of approximately $9 million as a result of providing U.S. deferred income taxes on certain current-year funds earned outside the U.S. that will not be indefinitely reinvested overseas (see Note 7B. Tax Matters-Deferred Taxes); • The expiration of the U.S. research and development tax credit on December 31, 2011; and • Tax cost related to changes in uncertain tax positions (see Note 7C. Tax Matters-Tax Contingencies).
[3]	(c) In 2010, the Provision for taxes on income reflects the following: • U.S. tax expense of approximately $39 million as a result of providing U.S. deferred income taxes on certain current-year funds earned outside of the U.S. that will not be indefinitely reinvested overseas (see Note 7B. Tax Matters-Deferred Taxes); • U.S. tax benefits of approximately $33.4 million, representing tax and interest, resulting from a settlement with the U.S. Internal Revenue Service; • U.S. tax benefit resulting from a decrease in deferred income tax liabilities related to fair value adjustments recorded in connection with our acquisition of FDAH; and • U.S. tax expense of approximately $21.3 million related to the write-off of deferred income tax assets related to the Medicare Part D subsidy for retiree prescription drug coverage resulting from the provision of the U.S. Healthcare Legislation.
[4]	In 2011, the Provision for taxes on income reflects the following: • U.S tax expense of approximately $9 million as a result of providing U.S. deferred income taxes on certain current-year funds earned outside of the U.S. that will not be indefinitely reinvested overseas (see Note 7B. Tax Matters-Deferred Taxes); and • U.S. tax benefits of approximately $9.5 million, representing tax and interest, resulting from the tax benefit recorded in connection with the settlement of certain audits with the U.S. Internal Revenue Service.
[5]	In all years, federal, state and international tax liabilities assumed or established as part of a business acquisition are not included in Provision for taxes on income (see Note 4. Acquisitions, Divestitures, and Certain Investments).
[6]	Includes revenues and expenses from acquisitions from the acquisition date, see Note 2. Basis of Presentation and Note 4. Acquisitions, Divestitures and Certain Investments.